NVIT Jacobs Levy Large Cap Growth Fund Performance Management - NVIT Jacobs Levy Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.The Fund compares its performance to the Russell 1000 Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
The Fund's performance prior to January 27, 2020, reflects returns pursuant to different principal investment strategies which took long positions only and different subadvisers. If the Fund's current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Performance Past Does Not Indicate Future [Text]	 Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	 The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns– Class II Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:25.89%–2Q 2020Lowest Quarter:-16.13%–4Q 2018
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Class I Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	25.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.13%)
Lowest Quarterly Return, Date	Dec. 31, 2018